Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

14. INCOME TAXES

The loss before income taxes of the Company for the years ended December 31, 2025 and 2024 were comprised of the following:

	For the years ended December 31,
	2025	2024
Tax jurisdictions from:
- Local	$(385,358)	$(208,993)
- Foreign, representing:
Hong Kong	(11,588)	(49,665)
British Virginia Island (non-taxable jurisdiction)	(4,850)	(2,550)
Labuan, Malaysia (non-taxable jurisdiction)	3,016	(81,873)
Malaysia	438,447	300,104
Income/(Loss) before income taxes	$39,667	$(42,977)

Provision for income taxes consisted of the following:

	For the years ended December 31
	2025	2024
Current:
- Local	$-	$-
- Foreign	$(159,940)	$(118,991)

Deferred tax assets:
- Local	$-	$-
- Foreign	$-	$324

Deferred tax liabilities:
- Local	$-	$-
- Foreign	$8,212	$4,991

Income tax payable:
- Local	$-	$-
- Foreign	$71,269	$60,483

Tax assets:
- Local	$-	$-
- Foreign	$99,094	$280,354

Effective and Statutory Rate Reconciliation

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates.

The following table summarizes a reconciliation of the Company’s income taxes expenses:

	For the years ended December 31,
	2025	2024
Computed expected expenses	(21)%	21%
Effect of foreign tax rate difference	(38)%	(66)%
Valuation allowances	(391)%	(278)%
Others	54%	46%
Effective tax rate	(396)%	(277)%

	For the years ended December 31,
	2025	2024
Statutory federal income tax rate	21%	21%
Computed expected expenses	$(8,330)	$9,025
Effect of foreign tax rate difference	(15,016)	(28,219)
Valuation allowances	(155,031)	(119,339)
Others	21,343	19,542
Income tax expense	$(157,034)	$(118,991)
Deferred tax expense	(2,906)	-
Total income tax expense	$(159,940)	$(118,991)

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of December 31, 2025 and 2024:

	As of December 31, 2025	As of December 31, 2024
Deferred tax assets:

Net operating losses carry forwards
- United States of America	$276,948	$196,022
- Hong Kong	13,642	9,717
- British Virgin Islands	-	-
- Labuan, Malaysia	-	-
- Malaysia	95,557	111,704
Total deferred tax assets	$386,147	$317,443
Less: valuation allowance	(386,147)	(317,443)
Deferred tax assets, net of valuation allowance	$-	$-

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. During the years presented, the Company has a number of subsidiaries that operates in various countries: the United States of America, Hong Kong, the British Virgin Islands and Malaysia that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

The Company is registered in the State of Nevada and is subject to United States of America tax law with a tax rate of 21%. The Tax Cuts and Jobs Act enacted in 2017 has changed the treatment of net operating losses (NOL’s). Prior to the change, NOL could be carried back up to two years and carried forward up to 20 years to offset taxable income. In the new tax law, the NOL created between December 31, 2017 and December 31, 2020 could be carried back up to five years and carried forward indefinitely until used. The NOL created after December 31, 2020 could be carried forward is limited to 80% of the taxable income, can no longer be carried back, but are allowed to be carried forward indefinitely. The new law will apply to NOL arising in tax years beginning December 31, 2017. As of December 31, 2025, the operations in the United States of America incurred $1,318,798 of cumulative net operating losses (NOL’s) which can be carried forward to offset future taxable income. The NOL would be carried forward indefinitely, if unutilized. The Company has provided for a full valuation allowance of approximately $276,948 against the deferred tax assets on the expected future tax benefits from the net operating loss carry forwards as the management believes it is more likely than not that these assets will not be realized in the future. There is no tax charge due to the losses incurred for the periods. For the year ended December 31, 2025, there was no operating income under the applicable U.S. tax regime.

British Virgin Islands

The British Virgin Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to us levied by the government of the British Virgin Islands except for stamp duties which may be applicable on instruments executed in, or, after execution, brought within the jurisdiction of the British Virgin Islands. The British Virgin Islands is not party to any double tax treaties that are applicable to any payments made to or by our company. There are no exchange control regulations or currency restrictions in the British Virgin Islands. Payments of dividends and capital in respect of our common stock will not be subject to taxation in the British Virgin Islands and no withholding will be required on the payment of a dividend or capital to any holder of our common stock, nor will gains derived from the disposal of our common stock be subject to British Virgin Islands income or corporation tax. No stamp duty is payable in respect of the issue of the shares or on an instrument of transfer in respect of a share.

Hong Kong

AsiaFIN Holdings Corp. is subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 8.25% on its assessable income.

Labuan, Malaysia

Labuan was established an international offshore financial center in 1990 with its own specific laws and regulations to attract foreign investment and promoting financial services. Under the current laws of Labuan, AsiaFIN Holdings Corp. is governed under the Labuan Business Activity Tax Act 1990. Labuan offers a low fixed tax rate of 3% for a Labuan incorporated company carrying a Labuan trading activity while the profit of a Labuan incorporated company carrying a Labuan non-trading activity for the tax assessment year shall not be charged to tax under Labuan Business Activity Tax Act 1990, effectively subjecting to a 0% tax rate. Labuan trading activity includes banking, insurance, trading, management, licensing, shipping operations or any other activity which is not a Labuan non-trading activity while Labuan non-trading activity is defined as an activity relating to the holding of investments in securities, stock, shares, loans, deposits or any other properties situated in Labuan by a Labuan incorporated company. For a Labuan incorporated company which fails to meet the substantial activity requirements issued in a circular on April 29, 2020, the tax charge for such company is based on 24% of net audited profit. As the Company’s subsidiary, AsiaFIN Holdings Corp., which was incorporated under the Labuan acts as an investment holding company, is carrying a Labuan non-trading activity, the Company is not subject to tax under Labuan Business Activity Tax Act 1990.

Malaysia

Under the Malaysian tax regulatory system, companies incorporated or operating in Malaysia that are wholly or partially owned by foreign entities are generally subject to the standard corporate income tax rate of 24% on their chargeable income, unless they qualify for preferential tax treatment under specific incentives or thresholds. As the Company holds and controls subsidiaries incorporated and operating in Malaysia, these subsidiaries are subject to Malaysian corporate tax laws and are taxed at the prevailing corporate tax rate of 24% on their assessable income for the relevant year of assessment.

As of December 31, 2025, the Company’s operations in Malaysia generated cumulative net operating income of $27,719. This income has been recognized in accordance with applicable tax regulations. The Company has recorded a full valuation allowance of $95,557 against its deferred tax assets, as management believes it is more likely than not that such assets will not be realized.

As of December 31, 2025, the Company’s management believes that it is more likely than not that the deferred tax assets will not be fully realizable in the future. As the Company incurred a net loss for the year, and in light of ongoing economic uncertainties, management has determined that it is appropriate to maintain a full valuation allowance against its deferred tax assets. The Company will continue to evaluate its valuation allowance policy and will consider adjustments only upon demonstrating sustained profitability over consecutive reporting periods. Accordingly, the Company has recorded a full valuation allowance against its deferred tax assets of $386,147 and $317,443 as of December 31, 2025 and December 31, 2024, respectively. For the year ended December 31, 2025, the valuation allowance increased by $68,704, primarily due to additional operating losses incurred by the Company during the year. For the years ended December 31, 2025 and 2024, the Company recorded cash paid for income taxes of $271,991 and $105,339, respectively.